DRAFT
Filed pursuant to Rule 497(e)
File Nos. 33-78944 and 811-08512
PREMIER VIT
Supplement November 4, 2008
to the Prospectus Dated May 1, 2008
At a meeting of the Board of Trustees of Premier VIT (the “Fund”) held on October 30, 2008, the Board approved calling a special meeting of shareholders to consider the adoption of an investment advisory agreement with Allianz Global Investors Fund Management LLC (“AGIFM”) to replace the current investment advisory agreement with OpCap Advisors LLC. Shareholders will also be asked to approve new portfolio management agreements with each of the sub-advisers of the Fund’s portfolios, including Nicholas-Applegate Capital Management LLC (“NACM”), which was appointed sub-adviser of the OpCap Small Cap Portfolio on an interim basis beginning September 10, 2008, at which time that portfolio changed its name to NACM Small Cap Portfolio (“Small Cap Portfolio”). The changes would not impact the management fees paid by any Fund portfolio and the individuals responsible for providing investment advisory services are expected to remain the same as before the proposed changes.
The Board also proposed amendment of the Fund’s declaration of trust to permit the Board to consist of such number of trustees as approved by the Board, whereas the current maximum is seven, and no longer to require that the President of the Fund also serve as a trustee. The Board has nominated, for election by shareholders, seven individuals to serve as trustees, all of whom have served as trustees of other funds advised by AGIFM but none of whom have previously served as trustees of the Fund.
The meeting of shareholders to vote on the new agreements, the amendments to the declaration of trust, the election of trustees and such other business as may properly be addressed at the meeting, has been called for January 15, 2009 at 9:30 a.m. New York time, for shareholders of record on October 31, 2008.

PREMIER VIT
NACM Small Cap Portfolio
(formerly, OpCap Small Cap Portfolio)
Supplement November 4, 2008
to the Prospectus Dated May 1, 2008
At a meeting of the Board of Trustees of Premier VIT (the “Fund”) held on October 30, 2008, the Board approved calling a special meeting of shareholders to consider the adoption of an investment advisory agreement with Allianz Global Investors Fund Management LLC (“AGIFM”) to replace the current investment advisory agreement with OpCap Advisors LLC. Shareholders will also be asked to approve new portfolio management agreements with each of the sub-advisers of the Fund’s portfolios, including Nicholas-Applegate Capital Management LLC (“NACM”), which was appointed sub-adviser of the OpCap Small Cap Portfolio on an interim basis beginning September 10, 2008, at which time that portfolio changed its name to NACM Small Cap Portfolio (“Small Cap Portfolio”). The changes would not impact the management fees paid by any Fund portfolio and the individuals responsible for providing investment advisory services are expected to remain the same as before the proposed changes.
The Board also proposed amendment of the Fund’s declaration of trust to permit the Board to consist of such number of trustees as approved by the Board, whereas the current maximum is seven, and no longer to require that the President of the Fund also serve as a trustee. The Board has nominated, for election by shareholders, seven individuals to serve as trustees, all of whom have served as trustees of other funds advised by AGIFM but none of whom have previously served as trustees of the Fund.
The meeting of shareholders to vote on the new agreements, the amendments to the declaration of trust, the election of trustees and such other business as may properly be addressed at the meeting, has been called for January 15, 2009 at 9:30 a.m. New York time, for shareholders of record on October 31, 2008.

PREMIER VIT
NFJ Dividend Value Portfolio
Supplement November 4, 2008
to the Prospectus Dated May 1, 2008
At a meeting of the Board of Trustees of Premier VIT (the “Fund”) held on October 30, 2008, the Board approved calling a special meeting of shareholders to consider the adoption of an investment advisory agreement with Allianz Global Investors Fund Management LLC (“AGIFM”) to replace the current investment advisory agreement with OpCap Advisors LLC. Shareholders will also be asked to approve new portfolio management agreements with each of the sub-advisers of the Fund’s portfolios, including Nicholas-Applegate Capital Management LLC (“NACM”), which was appointed sub-adviser of the OpCap Small Cap Portfolio on an interim basis beginning September 10, 2008, at which time that portfolio changed its name to NACM Small Cap Portfolio (“Small Cap Portfolio”). The changes would not impact the management fees paid by any Fund portfolio and the individuals responsible for providing investment advisory services are expected to remain the same as before the proposed changes.
The Board also proposed amendment of the Fund’s declaration of trust to permit the Board to consist of such number of trustees as approved by the Board, whereas the current maximum is seven, and no longer to require that the President of the Fund also serve as a trustee. The Board has nominated, for election by shareholders, seven individuals to serve as trustees, all of whom have served as trustees of other funds advised by AGIFM but none of whom have previously served as trustees of the Fund.
The meeting of shareholders to vote on the new agreements, the amendments to the declaration of trust, the election of trustees and such other business as may properly be addressed at the meeting, has been called for January 15, 2009 at 9:30 a.m. New York time, for shareholders of record on October 31, 2008.

PREMIER VIT
OpCap Balanced Portfolio
Supplement November 4, 2008
to the Prospectus Dated May 1, 2008
At a meeting of the Board of Trustees of Premier VIT (the “Fund”) held on October 30, 2008, the Board approved calling a special meeting of shareholders to consider the adoption of an investment advisory agreement with Allianz Global Investors Fund Management LLC (“AGIFM”) to replace the current investment advisory agreement with OpCap Advisors LLC. Shareholders will also be asked to approve new portfolio management agreements with each of the sub-advisers of the Fund’s portfolios, including Nicholas-Applegate Capital Management LLC (“NACM”), which was appointed sub-adviser of the OpCap Small Cap Portfolio on an interim basis beginning September 10, 2008, at which time that portfolio changed its name to NACM Small Cap Portfolio (“Small Cap Portfolio”). The changes would not impact the management fees paid by any Fund portfolio and the individuals responsible for providing investment advisory services are expected to remain the same as before the proposed changes.
The Board also proposed amendment of the Fund’s declaration of trust to permit the Board to consist of such number of trustees as approved by the Board, whereas the current maximum is seven, and no longer to require that the President of the Fund also serve as a trustee. The Board has nominated, for election by shareholders, seven individuals to serve as trustees, all of whom have served as trustees of other funds advised by AGIFM but none of whom have previously served as trustees of the Fund.
The meeting of shareholders to vote on the new agreements, the amendments to the declaration of trust, the election of trustees and such other business as may properly be addressed at the meeting, has been called for January 15, 2009 at 9:30 a.m. New York time, for shareholders of record on October 31, 2008.

PREMIER VIT
OpCap Equity Portfolio
Supplement November 4, 2008
to the Prospectus Dated May 1, 2008
At a meeting of the Board of Trustees of Premier VIT (the “Fund”) held on October 30, 2008, the Board approved calling a special meeting of shareholders to consider the adoption of an investment advisory agreement with Allianz Global Investors Fund Management LLC (“AGIFM”) to replace the current investment advisory agreement with OpCap Advisors LLC. Shareholders will also be asked to approve new portfolio management agreements with each of the sub-advisers of the Fund’s portfolios, including Nicholas-Applegate Capital Management LLC (“NACM”), which was appointed sub-adviser of the OpCap Small Cap Portfolio on an interim basis beginning September 10, 2008, at which time that portfolio changed its name to NACM Small Cap Portfolio (“Small Cap Portfolio”). The changes would not impact the management fees paid by any Fund portfolio and the individuals responsible for providing investment advisory services are expected to remain the same as before the proposed changes.
The Board also proposed amendment of the Fund’s declaration of trust to permit the Board to consist of such number of trustees as approved by the Board, whereas the current maximum is seven, and no longer to require that the President of the Fund also serve as a trustee. The Board has nominated, for election by shareholders, seven individuals to serve as trustees, all of whom have served as trustees of other funds advised by AGIFM but none of whom have previously served as trustees of the Fund.
The meeting of shareholders to vote on the new agreements, the amendments to the declaration of trust, the election of trustees and such other business as may properly be addressed at the meeting, has been called for January 15, 2009 at 9:30 a.m. New York time, for shareholders of record on October 31, 2008.

PREMIER VIT
OpCap Managed Portfolio
Supplement November 4, 2008
to the Prospectus Dated May 1, 2008
At a meeting of the Board of Trustees of Premier VIT (the “Fund”) held on October 30, 2008, the Board approved calling a special meeting of shareholders to consider the adoption of an investment advisory agreement with Allianz Global Investors Fund Management LLC (“AGIFM”) to replace the current investment advisory agreement with OpCap Advisors LLC. Shareholders will also be asked to approve new portfolio management agreements with each of the sub-advisers of the Fund’s portfolios, including Nicholas-Applegate Capital Management LLC (“NACM”), which was appointed sub-adviser of the OpCap Small Cap Portfolio on an interim basis beginning September 10, 2008, at which time that portfolio changed its name to NACM Small Cap Portfolio (“Small Cap Portfolio”). The changes would not impact the management fees paid by any Fund portfolio and the individuals responsible for providing investment advisory services are expected to remain the same as before the proposed changes.
The Board also proposed amendment of the Fund’s declaration of trust to permit the Board to consist of such number of trustees as approved by the Board, whereas the current maximum is seven, and no longer to require that the President of the Fund also serve as a trustee. The Board has nominated, for election by shareholders, seven individuals to serve as trustees, all of whom have served as trustees of other funds advised by AGIFM but none of whom have previously served as trustees of the Fund.
The meeting of shareholders to vote on the new agreements, the amendments to the declaration of trust, the election of trustees and such other business as may properly be addressed at the meeting, has been called for January 15, 2009 at 9:30 a.m. New York time, for shareholders of record on October 31, 2008.

PREMIER VIT
OpCap Mid Cap Portfolio
Supplement November 4, 2008
to the Prospectus Dated May 1, 2008
At a meeting of the Board of Trustees of Premier VIT (the “Fund”) held on October 30, 2008, the Board approved calling a special meeting of shareholders to consider the adoption of an investment advisory agreement with Allianz Global Investors Fund Management LLC (“AGIFM”) to replace the current investment advisory agreement with OpCap Advisors LLC. Shareholders will also be asked to approve new portfolio management agreements with each of the sub-advisers of the Fund’s portfolios, including Nicholas-Applegate Capital Management LLC (“NACM”), which was appointed sub-adviser of the OpCap Small Cap Portfolio on an interim basis beginning September 10, 2008, at which time that portfolio changed its name to NACM Small Cap Portfolio (“Small Cap Portfolio”). The changes would not impact the management fees paid by any Fund portfolio and the individuals responsible for providing investment advisory services are expected to remain the same as before the proposed changes.
The Board also proposed amendment of the Fund’s declaration of trust to permit the Board to consist of such number of trustees as approved by the Board, whereas the current maximum is seven, and no longer to require that the President of the Fund also serve as a trustee. The Board has nominated, for election by shareholders, seven individuals to serve as trustees, all of whom have served as trustees of other funds advised by AGIFM but none of whom have previously served as trustees of the Fund.
The meeting of shareholders to vote on the new agreements, the amendments to the declaration of trust, the election of trustees and such other business as may properly be addressed at the meeting, has been called for January 15, 2009 at 9:30 a.m. New York time, for shareholders of record on October 31, 2008.

PREMIER VIT
OpCap Equity Portfolio
OpCap Managed Portfolio
OpCap Mid Cap Portfolio
NACM Small Cap Portfolio
(formerly, OpCap Small Cap Portfolio)
Supplement November 4, 2008
to the Prospectus Dated May 1, 2008
At a meeting of the Board of Trustees of Premier VIT (the “Fund”) held on October 30, 2008, the Board approved calling a special meeting of shareholders to consider the adoption of an investment advisory agreement with Allianz Global Investors Fund Management LLC (“AGIFM”) to replace the current investment advisory agreement with OpCap Advisors LLC. Shareholders will also be asked to approve new portfolio management agreements with each of the sub-advisers of the Fund’s portfolios, including Nicholas-Applegate Capital Management LLC (“NACM”), which was appointed sub-adviser of the OpCap Small Cap Portfolio on an interim basis beginning September 10, 2008, at which time that portfolio changed its name to NACM Small Cap Portfolio (“Small Cap Portfolio”). The changes would not impact the management fees paid by any Fund portfolio and the individuals responsible for providing investment advisory services are expected to remain the same as before the proposed changes.
The Board also proposed amendment of the Fund’s declaration of trust to permit the Board to consist of such number of trustees as approved by the Board, whereas the current maximum is seven, and no longer to require that the President of the Fund also serve as a trustee. The Board has nominated, for election by shareholders, seven individuals to serve as trustees, all of whom have served as trustees of other funds advised by AGIFM but none of whom have previously served as trustees of the Fund.
The meeting of shareholders to vote on the new agreements, the amendments to the declaration of trust, the election of trustees and such other business as may properly be addressed at the meeting, has been called for January 15, 2009 at 9:30 a.m. New York time, for shareholders of record on October 31, 2008.